Prepaid Expenses	12 Months Ended
Dec. 31, 2015
Prepaid Expenses
Prepaid Expenses

NOTE 3–PREPAID EXPENSES

Prepaid expenses consist of amounts paid in advance for legal services that had not yet occurred as of December 31, 2015. The balance as of December 31, 2015 and 2014 was $10,000 and $20,000, respectively.